Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 15, 2012
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000844779
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 15, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 15, 2012
Prospectus Date	rr_ProspectusDate	Jan. 27, 2012
Supplement [Text Block]	bf844779_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Asset Allocation Portfolio

Supplement dated March 15, 2012 to the

Service Shares Prospectus of BlackRock Asset Allocation Portfolio (the “Fund”), dated January 27, 2012

On February 28, 2012, the Board of Trustees of BlackRock FundsSM (the “Trust”), approved a proposal to amend the Fund’s investment objective and policies and to change the name of the Fund to BlackRock Managed Volatility Portfolio. These changes will become effective on May 15, 2012 and are summarized below.

Investment Objective and Policies

Effective May 15, 2012, the Fund’s investment objective will be to seek total return. The Fund will be managed utilizing an asset allocation strategy, investing varying percentages of its portfolio in three major categories: stocks, bonds and money market instruments. The Fund will have wide flexibility in the relative weightings given to each category. The Fund may also invest a significant portion of its assets in affiliated and unaffiliated exchange traded-funds (“ETFs”) and other equity and fixed-income mutual funds managed by BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment adviser, or its affiliates (the “mutual funds”).

With respect to its equity investments, the Fund, the ETFs and the mutual funds may invest in equity securities of both U.S. and non-U.S. issuers without limit, which can be U.S. dollar-based or non-U.S. dollar-based and may be currency hedged or unhedged. The Fund, the ETFs and the mutual funds may invest in securities of companies of any market capitalization.

With respect to its fixed-income investments, the Fund may invest in ETFs, mutual funds or individual fixed-income securities to an unlimited extent. The Fund, the ETFs and the mutual funds may invest in a portfolio of fixed-income securities such as corporate bonds and notes, commercial and residential mortgage-backed securities (bonds that are backed by a mortgage loan or pools of loans secured either by commercial property or residential mortgages, as applicable), collateralized mortgage obligations (bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections), collateralized debt obligations, asset-backed securities, convertible securities, debt obligations of governments and their sub-divisions (including those of non-U.S. governments), other floating or variable rate obligations, municipal obligations and zero coupon debt securities. The Fund, the ETFs and the mutual funds may also invest a significant portion of their assets in non-investment grade bonds (junk bonds or distressed securities), non-investment grade bank loans, foreign bonds (both U.S. dollar- and non-U.S. dollar-denominated) and bonds of emerging market issuers. The Fund, the ETFs and the mutual funds may invest in non-U.S. dollar-denominated bonds on a currency hedged or unhedged basis.

With respect to its cash investments, the Fund may hold high quality money market securities, including short term U.S. Government securities, U.S. Government agency securities, securities issued by U.S. Government-sponsored enterprises and U.S. Government instrumentalities, bank obligations, commercial paper, including asset-backed commercial paper, corporate notes and repurchase agreements. The Fund may invest a significant portion of its assets in money market funds, including those advised by BlackRock or its affiliates.

The Fund may invest in derivatives, including, but not limited to, interest rate, total return and credit default swaps, indexed and inverse floating rate securities, options, futures, options on futures and swaps and foreign currency transactions (including swaps), for hedging purposes, as well as to increase the return on its portfolio investments. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movement in the value of non-U.S. currencies. The ETFs and the mutual funds may, to varying degrees, also invest in derivatives.

The Fund may invest in U.S. and non-U.S. real estate investment trusts (“REITs”), structured products (including, but not limited to, structured notes, credit linked notes and participation notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities) and floating rate securities (such as bank loans).

The Fund will incorporate a volatility control process that seeks to reduce risk when portfolio volatility is expected to deviate from the Fund's targeted total return volatility of 10% over a one-year period. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. Volatility may result in rapid and dramatic price swings. While the Fund’s investment adviser will attempt to manage the Fund’s volatility exposure to stabilize performance, there can be no guarantee that the Fund will reach its target volatility. The Fund will adjust its asset allocation in response to periods of high or low expected volatility. The Fund may allocate without limitation assets into cash or short-term fixed-income securities, and away from riskier assets such as equity and high yield fixed-income securities. When volatility decreases, the Fund may move assets out of cash and back into riskier securities. At any given time, the Fund may be invested entirely in equities, fixed-income or cash. The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Investment Risks

The Fund will be subject to additional investment risks in connection with its new investment strategy and will be subject to the investment risks associated with the ETFs and mutual funds in which it will invest. These risks will be described in an updated Summary Prospectus and Statutory Prospectus that will be available at the time the changes described in this supplement become effective.

* * *

The “Fees and Expenses of the Fund” section is revised effective May 15, 2012, to reflect expected changes to the Fund’s Acquired Fund Fees and Expenses and Other Expenses, and to the contractual waivers and their estimated impact on Total Annual Fund Operating Expenses.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Service Shares
Management Fee[1,2]	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.40%
Interest Expense	0.01%
Miscellaneous Other Expenses[1,3]	0.39%
Acquired Fund Fees and Expenses[1,3]	0.18%
Total Annual Fund Operating Expenses[1,3]	1.38%
Fee Waivers and/or Expense Reimbursements[2]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	1.33%
[1]	The Management Fee, Miscellaneous Other Expenses and Acquired Fund Fees and Expenses have been restated to reflect current fees. The Management Fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds (“ETFs”) advised by BlackRock Advisors, LLC (“BlackRock”) or other investment advisers, other investments and cash and cash equivalents (including money market funds). BlackRock has contractually agreed to waive the Management Fee on assets estimated to be attributed to the Fund’s investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates (the “mutual funds”).
[2]	BlackRock has contractually agreed to waive 0.05% of its Management Fee until June 1, 2013. In addition, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.17% of average daily net assets until June 1, 2013. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses, or the restatement of the Management Fee, Miscellaneous Other Expenses or Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$135	$432	$750	$1,653
Change of Benchmark

Effective May 15, 2012, the Fund will change one of the components making up the customized weighted index from the Barclays Capital U.S. Aggregate Bond Index to the Citigroup World Government Bond Index (the “Citi WGBI Index”). Fund management believes that the Citi WGBI Index better reflects the Fund’s increasing global exposure.

Service Shares | BlackRock Asset Allocation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf844779_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Asset Allocation Portfolio

Supplement dated March 15, 2012 to the

Service Shares Prospectus of BlackRock Asset Allocation Portfolio (the “Fund”), dated January 27, 2012

On February 28, 2012, the Board of Trustees of BlackRock FundsSM (the “Trust”), approved a proposal to amend the Fund’s investment objective and policies and to change the name of the Fund to BlackRock Managed Volatility Portfolio. These changes will become effective on May 15, 2012 and are summarized below.

Investment Objective and Policies

Effective May 15, 2012, the Fund’s investment objective will be to seek total return. The Fund will be managed utilizing an asset allocation strategy, investing varying percentages of its portfolio in three major categories: stocks, bonds and money market instruments. The Fund will have wide flexibility in the relative weightings given to each category. The Fund may also invest a significant portion of its assets in affiliated and unaffiliated exchange traded-funds (“ETFs”) and other equity and fixed-income mutual funds managed by BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment adviser, or its affiliates (the “mutual funds”).

With respect to its equity investments, the Fund, the ETFs and the mutual funds may invest in equity securities of both U.S. and non-U.S. issuers without limit, which can be U.S. dollar-based or non-U.S. dollar-based and may be currency hedged or unhedged. The Fund, the ETFs and the mutual funds may invest in securities of companies of any market capitalization.

With respect to its fixed-income investments, the Fund may invest in ETFs, mutual funds or individual fixed-income securities to an unlimited extent. The Fund, the ETFs and the mutual funds may invest in a portfolio of fixed-income securities such as corporate bonds and notes, commercial and residential mortgage-backed securities (bonds that are backed by a mortgage loan or pools of loans secured either by commercial property or residential mortgages, as applicable), collateralized mortgage obligations (bonds that are backed by cash flows from pools of mortgages and may have multiple classes with different payment rights and protections), collateralized debt obligations, asset-backed securities, convertible securities, debt obligations of governments and their sub-divisions (including those of non-U.S. governments), other floating or variable rate obligations, municipal obligations and zero coupon debt securities. The Fund, the ETFs and the mutual funds may also invest a significant portion of their assets in non-investment grade bonds (junk bonds or distressed securities), non-investment grade bank loans, foreign bonds (both U.S. dollar- and non-U.S. dollar-denominated) and bonds of emerging market issuers. The Fund, the ETFs and the mutual funds may invest in non-U.S. dollar-denominated bonds on a currency hedged or unhedged basis.

With respect to its cash investments, the Fund may hold high quality money market securities, including short term U.S. Government securities, U.S. Government agency securities, securities issued by U.S. Government-sponsored enterprises and U.S. Government instrumentalities, bank obligations, commercial paper, including asset-backed commercial paper, corporate notes and repurchase agreements. The Fund may invest a significant portion of its assets in money market funds, including those advised by BlackRock or its affiliates.

The Fund may invest in derivatives, including, but not limited to, interest rate, total return and credit default swaps, indexed and inverse floating rate securities, options, futures, options on futures and swaps and foreign currency transactions (including swaps), for hedging purposes, as well as to increase the return on its portfolio investments. The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may also use forward foreign currency exchange contracts (obligations to buy or sell a currency at a set rate in the future) to hedge against movement in the value of non-U.S. currencies. The ETFs and the mutual funds may, to varying degrees, also invest in derivatives.

The Fund may invest in U.S. and non-U.S. real estate investment trusts (“REITs”), structured products (including, but not limited to, structured notes, credit linked notes and participation notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities) and floating rate securities (such as bank loans).

The Fund will incorporate a volatility control process that seeks to reduce risk when portfolio volatility is expected to deviate from the Fund's targeted total return volatility of 10% over a one-year period. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. Volatility may result in rapid and dramatic price swings. While the Fund’s investment adviser will attempt to manage the Fund’s volatility exposure to stabilize performance, there can be no guarantee that the Fund will reach its target volatility. The Fund will adjust its asset allocation in response to periods of high or low expected volatility. The Fund may allocate without limitation assets into cash or short-term fixed-income securities, and away from riskier assets such as equity and high yield fixed-income securities. When volatility decreases, the Fund may move assets out of cash and back into riskier securities. At any given time, the Fund may be invested entirely in equities, fixed-income or cash. The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

Investment Risks

The Fund will be subject to additional investment risks in connection with its new investment strategy and will be subject to the investment risks associated with the ETFs and mutual funds in which it will invest. These risks will be described in an updated Summary Prospectus and Statutory Prospectus that will be available at the time the changes described in this supplement become effective.

* * *

The “Fees and Expenses of the Fund” section is revised effective May 15, 2012, to reflect expected changes to the Fund’s Acquired Fund Fees and Expenses and Other Expenses, and to the contractual waivers and their estimated impact on Total Annual Fund Operating Expenses.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Service Shares
Management Fee[1,2]	0.55%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.40%
Interest Expense	0.01%
Miscellaneous Other Expenses[1,3]	0.39%
Acquired Fund Fees and Expenses[1,3]	0.18%
Total Annual Fund Operating Expenses[1,3]	1.38%
Fee Waivers and/or Expense Reimbursements[2]	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[2]	1.33%
[1]	The Management Fee, Miscellaneous Other Expenses and Acquired Fund Fees and Expenses have been restated to reflect current fees. The Management Fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds (“ETFs”) advised by BlackRock Advisors, LLC (“BlackRock”) or other investment advisers, other investments and cash and cash equivalents (including money market funds). BlackRock has contractually agreed to waive the Management Fee on assets estimated to be attributed to the Fund’s investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates (the “mutual funds”).
[2]	BlackRock has contractually agreed to waive 0.05% of its Management Fee until June 1, 2013. In addition, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.17% of average daily net assets until June 1, 2013. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include the Acquired Fund Fees and Expenses, or the restatement of the Management Fee, Miscellaneous Other Expenses or Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$135	$432	$750	$1,653
Change of Benchmark

Effective May 15, 2012, the Fund will change one of the components making up the customized weighted index from the Barclays Capital U.S. Aggregate Bond Index to the Citigroup World Government Bond Index (the “Citi WGBI Index”). Fund management believes that the Citi WGBI Index better reflects the Fund’s increasing global exposure.